FINANCIAL INSTRUMENTS - Derivatives Measured at Fair Value (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial instruments measured at fair value [line items]
Other financial assets - derivatives	€ 57	€ 29
Other financial liabilities - derivatives	87	58
Level 1
Disclosure of financial instruments measured at fair value [line items]
Other financial assets - derivatives	20	8
Other financial liabilities - derivatives	9	19
Level 2
Disclosure of financial instruments measured at fair value [line items]
Other financial assets - derivatives	37	21
Other financial liabilities - derivatives	78	39
Level 3
Disclosure of financial instruments measured at fair value [line items]
Other financial assets - derivatives	0	0
Other financial liabilities - derivatives	€ 0	€ 0